Basis of Accounting - Additional Information (Details) $ in Thousands						12 Months Ended
	Sep. 26, 2022 USD ($) shares	Sep. 26, 2022 AUD ($) shares	Aug. 24, 2022 USD ($)	Aug. 24, 2022 AUD ($)	Aug. 12, 2022 USD ($)	Jun. 30, 2022 USD ($) Tranche	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Loss after income tax						$ 92,817,371	$ 45,344,496	$ 11,123,199
Net cash outflows from operating activities						71,334,952	45,546,167	5,689,620
Cash and cash equivalents						44,631,293	118,193,177	42,650,858	$ 15,121,820
Current assets						59,908,442	138,117,516
Net current asset position						$ 47,866,741	135,011,031
Aggregate proceeds from private placement of ordinary shares							$ 105,477,591	$ 32,951,692
Number of tranches | Tranche						2
Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Proceeds from issuance of ordinary shares	$ 618,000	$ 940
Events after Reporting Period | Ordinary shares [member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Number of ordinary shares issued | shares	817,824	817,824
Development Funding Agreement | Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Funding initial payment					$ 50,000,000
Development Funding Agreement | Events after Reporting Period | Bottom of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor					120,000,000
Development Funding Agreement | Events after Reporting Period | Top of Range
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount committed by investor					170,000,000
Private Placement of Ordinary Shares (PIPE) | Events after Reporting Period
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Aggregate proceeds from private placement of ordinary shares					$ 90,000,000
Private Placement of Ordinary Shares (PIPE) | Events after Reporting Period | First Tranche
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Aggregate proceeds from private placement of ordinary shares			$ 41,900,000	$ 60,700
Private Placement of Ordinary Shares (PIPE) | Events after Reporting Period | Second Tranche
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Aggregate proceeds from private placement of ordinary shares	$ 47,500,000